Capital stock (Tables)	12 Months Ended
Mar. 28, 2015
Equity [Abstract]
Summary of Common Stock Outstanding

The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 30, 2013	7,115,641	$25,876	7,717,970	$38,613	14,833,611	$64,489
Exercise of stock options	74,813	125	—	—	74,813	125
Private Placement	2,941,085	4,861	—	—	2,941,085	4,861

Balance as of March 29, 2014	10,131,539	$30,862	7,717,970	$38,613	17,849,509	$69,475
Exercise of stock options	111,372	126	—	—	11,372	126

Balance as of March 28, 2015	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601